Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.2%
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/35 (PR 09/01/27)	$1,000	$1,122,399
Series A, 5.00%, 09/01/27	320	359,168
Series A, 5.00%, 09/01/29 (PR 09/01/27)	180	202,032
Series A, 5.00%, 06/01/37 (PR 09/01/27)	130	145,912
Alabama Highway Finance Corp. RB, 5.00%, 08/01/27	425	473,983
Alabama Public School and College Authority RB, Series A,5.00%, 11/01/27	1,020	1,146,303
City of Auburn AL GOL, 5.00%, 05/01/27 (Call 05/01/25)	110	116,610
City of Huntsville AL, 5.00%, 11/01/27 (CALL 05/01/27)	100	111,354
City of Huntsville AL GO, 5.00%, 09/01/27	150	168,290
City of Huntsville AL GOL
5.00%, 05/01/27 (Call 05/01/26)	155	168,568
5.00%, 05/01/30 (Call 11/01/27)	125	140,628
Series A, 5.00%, 05/01/28 (Call 11/01/27)	75	84,471
State of Alabama GO
5.00%, 11/01/27	170	191,950
Series C, 5.00%, 08/01/27 (Call 08/01/26)	265	290,515
University of Alabama (The), 5.00%, 07/01/27	110	122,791
Water Works Board of the City of Birmingham (The) RB 5.00%, 01/01/30 (PR 01/01/27)	200	221,712
Series B, 5.00%, 01/01/32 (PR 01/01/27)	200	221,712
Series B, 5.00%, 01/01/43 (PR 01/01/27)	250	277,140
		5,565,538
Alaska — 0.1%
State of Alaska GO, 5.00%, 08/01/27	195	217,917

Arizona — 1.7%
Arizona Board of Regents RB, 5.00%, 07/01/27	50	55,970
Arizona Department of Transportation State Highway Fund Revenue, 5.00%, 07/01/27 (Call 07/01/26)	825	900,989
Arizona State University RB, Series B, 5.00%, 07/01/30
(Call 07/01/27)	185	205,099
City of Chandler AZ GOL, 5.00%, 07/01/27	175	195,974
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	495	540,593
City of Phoenix Civic Improvement Corp. RB 5.00%, 07/01/27	250	279,740
5.00%, 07/01/27 (Call 07/01/25)	290	308,910
5.00%, 07/01/27 (Call 07/01/26)	355	387,622
Series D, 5.00%, 07/01/29 (CALL 07/01/27)	300	333,835
Maricopa County Unified School District No. 48 Scottsdale GO,5.00%, 07/01/28 (Call 07/01/27)	40	44,669
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/27	130	145,000
Salt River Project Agricultural Improvement & Power District,5.00%, 01/01/27	290	321,483
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/27	55	60,971
Series A, 5.00%, 01/01/27	210	232,798
Series A, 5.00%, 01/01/29 (Call 01/01/27)	285	314,922
State of Arizona COP, Series A, 5.00%, 10/01/27	115	129,596
		4,458,171
California — 13.2%
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/27	215	242,593
Bay Area Toll Authority RB, 4.00%, 04/01/29 (Call 04/01/27)	680	728,974
California Health Facilities Financing Authority RB, 5.00%, 11/01/27	780	888,278
Security	Par (000)	Value

California (continued)
California Infrastructure & Economic Development Bank RB 5.00%, 10/01/27 (Call 04/01/27)	$110	$123,182
5.00%, 10/01/28 (Call 04/01/27)	200	223,961
California State Public Works Board RB 5.00%, 09/01/29 (Call 09/01/27)	290	327,065
5.00%, 10/01/30 (CALL 10/01/27)	155	175,070
Series B, 5.00%, 10/01/27	100	113,119
Series C, 5.00%, 03/01/28 (Call 03/01/27)	320	356,993
Series G, 5.00%, 10/01/31 (Call 10/01/27)	235	265,250
California State University RB
5.00%, 11/01/29 (Call 05/01/27)	315	352,815
Series A, 5.00%, 11/01/27 (Call 11/01/25)	100	107,990
Series A, 5.00%, 11/01/27 (Call 05/01/26)	550	601,693
Series A, 5.00%, 11/01/30 (Call 05/01/27)	220	246,332
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	200	219,186
City of Foster City CA GO, 4.00%, 08/01/30 (Call 08/01/27)	120	129,620
City of Los Angeles CA Wastewater System Revenue RB,Series B, 5.00%, 06/01/27	275	309,534
City of Los Angeles Department of Airports RB 5.00%, 05/15/27	400	447,568
5.00%, 05/15/27 (ETM)	110	122,474
City of San Francisco CA Public Utilities Commission Water
Revenue RB
5.00%, 11/01/27	160	181,821
5.00%, 11/01/27 (Call 05/01/25)	90	95,952
5.00%, 11/01/27 (Call 11/01/26)	250	277,175
Series D, 5.00%, 11/01/30 (Call 11/01/27)	355	402,602
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	160	180,282
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/27 (Call 03/01/25)	170	180,327
County of Santa Clara CA, 5.00%, 08/01/27	170	191,842
County of Santa Clara CA GO
5.00%, 08/01/29 (Call 08/01/27)	125	140,997
Series C, 5.00%, 08/01/31 (Call 08/01/27)	195	219,551
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	130	146,243
East Bay Municipal Utility District Water System Revenue RB 5.00%, 06/01/27	35	39,364
5.00%, 06/01/28 (Call 06/01/27)	85	95,620
Series B, 5.00%, 06/01/27	65	73,105
El Camino Community College District Foundation (The),0.00%, 08/01/27(a)	200	179,638
Foothill-De Anza Community College District, 0.00%, 08/01/27 (NPFGC)(a)	415	371,262
Fremont Union High School District GO, 5.00%, 08/01/29 (Call 08/01/27)	75	84,598
Los Angeles Community College District/CA GO
4.00%, 08/01/30 (Call 08/01/27)	120	129,620
Series J, 5.00%, 08/01/28 (Call 08/01/27)	100	112,906
Los Angeles County Metropolitan Transportation Authority RB 5.00%, 07/01/30 (CALL 07/01/27)	140	157,586
Series A, 5.00%, 06/01/27	1,152,358
Series A, 5.00%, 07/01/29 (Call 07/01/27)	255	287,185
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, 4.00%, 07/01/27 (Call 07/01/25)	125	130,561
Los Angeles Department of Water & Power, 5.00%, 07/01/27	315	354,878
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/31 (CALL 01/01/27)	90	99,960
Los Angeles Department of Water & Power RB 5.00%, 07/01/27	315	354,878

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 07/01/30 (Call 01/01/27)	$100	$111,233
Los Angeles Department of Water & Power System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/27)	295	332,399
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	405	451,141
Los Angeles Unified School District/CA, 5.00%, 07/01/27 (Call 07/01/25)	55	58,842
Los Angeles Unified School District/CA GO
3.00%, 07/01/27	160	164,283
5.00%, 07/01/27	585	659,059
Series A, 5.00%, 07/01/27	360	405,574
Series B1, 5.00%, 07/01/27	215	242,218
Metropolitan Water District of Southern California RB
5.00%, 07/01/27	125	140,655
Series A, 5.00%, 07/01/27	485	545,743
Series C, 5.00%, 10/01/27	55	62,425
Modesto Irrigation District RB, Series A, 5.00%, 10/01/27 (CALL 10/01/25)	40	42,960
Mountain View Los Altos Union High School District/CA GO,Series C, 0.00%, 08/01/27(a)	150	133,300
Municipal Improvement Corp. of Los Angeles RB, Series B,5.00%, 11/01/27 (Call 11/01/26)	325	359,210
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NPFGC)(a)	215	192,768
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	130	117,181
Pasadena Area Community College District GO, 4.00%, 08/01/27	400	433,554
Poway Unified School District GO, 0.00%, 08/01/27(a)	400	357,738
Riverside County Transportation Commission RB 5.00%, 06/01/31 (CALL 12/01/27)	420	476,465
Series B, 5.00%, 06/01/28 (Call 12/01/27)	160	181,797
Riverside Unified School District GO, 4.00%, 08/01/29 (Call 08/01/27)	85	91,034
Sacramento Municipal Utility District RB, 5.00%, 08/15/27	40	45,145
San Diego County Regional Airport Authority RB 5.00%, 07/01/27	100	111,941
5.00%, 07/01/28 (Call 07/01/27)	475	531,804
San Diego County Water Authority RB, 5.00%, 05/01/27 (Call 05/01/25)	110	117,335
San Diego Unified School District/CA GO 5.00%, 07/01/30 (Call 07/01/27)	185	208,155
Series J, 5.00%, 07/01/29 (Call 07/01/27)	100	112,531
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB 5.00%, 07/01/29 (Call 07/01/27)	190	213,382
Series A, 5.00%, 07/01/29 (Call 07/01/27)	100	112,306
San Francisco City & County Airport Commission San Francisco International Airport RB 5.00%, 05/01/27 (Call 05/01/26)	140	152,439
Series D, 5.00%, 05/01/27 (Call 05/01/26)	100	108,885
San Francisco County Transportation Authority Sales Tax Revenue RB, 4.00%, 02/01/29 (Call 02/01/27)	255	273,487
San Jose Unified School District GO 5.00%, 08/01/27	150	169,273
Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	84,950
San Mateo County Community College District GO Series A, 0.00%, 09/01/27 (NPFGC)(a)	355	319,004
Series B, 0.00%, 09/01/27 (NPFGC)(a)	100	89,901
San Mateo Union High School District GO, Series C, 0.00%, 09/01/27 (NPFGC)(a)	170	150,227
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	65	72,839
Security	Par (000)	Par (000)

California (continued)
Southern California Public Power Authority, 4.00%, 07/01/27 (Call 01/01/25)	$240	$248,675
Southern California Public Power Authority RB, Series C,5.00%, 07/01/27 (Call 01/01/25)	130	137,312
State of California, 4.00%, 09/01/27	200	216,866
State of California Department of Water Resources RB 5.00%, 12/01/28 (Call 12/01/27)	130	148,201
Series AX, 5.00%, 12/01/27	220	250,736
Series BB, 5.00%, 12/01/27	105	119,670
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	45	47,940
5.00%, 04/01/27	410	458,331
5.00%, 08/01/27	1,195	1,346,893
5.00%, 08/01/27 (Call 08/01/26)	205	225,247
5.00%, 09/01/27 (Call 09/01/26)	100	110,106
5.00%, 10/01/27	850	961,919
5.00%, 11/01/27	1,145	1,298,379
5.00%, 12/01/27	310	352,237
5.00%, 08/01/28 (Call 08/01/27)	385	433,803
5.00%, 11/01/28 (Call 11/01/27)	490	555,345
5.00%, 08/01/29 (Call 08/01/27)	450	505,939
5.00%, 08/01/30 (Call 08/01/27)	1,135	1,275,465
5.00%, 11/01/30 (Call 11/01/27)	680	768,547
5.00%, 11/01/31 (Call 11/01/27)	480	542,099
Series B, 5.00%, 11/01/27	250	283,489
Series C, 5.00%, 08/01/27 (Call 08/01/26)	580	637,285
Sunnyvale Financing Authority RB, 4.00%, 04/01/27	100	107,153
University of California, 5.00%, 05/15/27	110	123,530
University of California RB
5.00%, 05/15/28 (Call 05/15/27)	150	168,625
5.00%, 05/15/29 (Call 05/15/27)	125	140,461
5.00%, 05/15/30 (CALL 05/15/27)	305	342,120
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	180	192,124
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	835	936,623
Series I, 5.00%, 05/15/27 (Call 05/15/25)	345	368,078
West Valley-Mission Community College District GO, Series B,5.00%, 08/01/27 (Call 08/01/25)	75	80,457
Western Municipal Water District Facilities Authority RB,5.00%, 10/01/27	175	197,959
		33,636,805
Colorado — 1.1%
Adams & Arapahoe Joint School District 28J Aurora, 5.00%, 12/01/27 (SAW)	150	169,258
Board of Governors of Colorado State University System RB,5.00%, 03/01/27 (ST HGR ED INTERCEPT PROG)	125	138,259
City & County of Denver Co. Airport System Revenue RB 5.00%, 11/15/27	605	681,978
Series B, 5.00%, 12/01/27	45	50,645
City & County of Denver Co. GO, 5.00%, 08/01/27	155	174,276
City of Colorado Springs Co. Utilities System Revenue RB,5.00%, 11/15/27	320	361,492
Colorado Health Facilities Authority, 5.00%, 11/01/27	200	218,721
Denver City & County School District No. 1, 5.50%, 12/01/28 (Call 12/01/27) (SAW)	250	287,796
Denver City & County School District No. 1 GO 5.50%, 12/01/29 (Call 12/01/27) (SAW)	150	172,529
5.50%, 12/01/30 (Call 12/01/27) (SAW)	100	115,019
Series B, 4.00%, 12/01/27 (SAW)	200	217,035
State of Colorado COP, Series K, 5.00%, 03/15/27	175	193,153

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Weld County School District No. 6 Greeley GO, 5.00%, 12/01/27 (SAW)	$85	$96,121
		2,876,282
Connecticut — 1.9%
City of Danbury CT GO, 5.00%, 11/01/27 (CALL 11/01/26)	50	55,029
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/29 (Call 05/01/27)	180	200,675
State of Connecticut GO
4.00%, 06/01/27	50	53,393
5.00%, 07/15/27	520	581,221
5.00%, 08/15/27 (Call 08/15/26)	225	246,013
Series 2021 A, 4.00%, 01/15/27	545	578,760
Series A, 5.00%, 04/15/29 (Call 04/15/27)	325	360,037
Series B, 4.00%, 06/01/27	210	224,249
Series B, 5.00%, 06/15/27 (Call 06/15/25)	215	228,358
Series D, 5.00%, 09/15/27	100	112,200
Series F, 5.00%, 11/15/27 (Call 11/15/25)	815	874,373
State of Connecticut Special Tax Revenue RB 5.00%, 09/01/27 (Call 09/01/26)	225	246,757
Series A, 5.00%, 01/01/27	105	116,024
Series A, 5.00%, 05/01/27	415	462,188
Series B, 5.00%, 10/01/27	170	191,174
Series D, 5.00%, 11/01/27	200	225,342
University of Connecticut, 5.00%, 11/01/27	65	73,049
		4,828,842
Delaware — 0.8%
County of New Castle, 5.00%, 04/01/27	100	111,533
Delaware Transportation Authority RB 5.00%, 07/01/27	330	370,292
5.00%, 07/01/27 (Call 07/01/26)	65	71,167
State of Delaware GO
5.00%, 02/01/27	330	366,716
5.00%, 07/01/27	55	61,740
Series A, 5.00%, 01/01/27	530	587,748
Series A, 5.00%, 02/01/27	110	122,239
Series D, 5.00%, 07/01/27 (Call 07/01/26)	365	399,375
		2,090,810
District of Columbia — 2.0%
District of Columbia GO
5.00%, 06/01/29 (Call 06/01/27)	250	279,346
Series A, 5.00%, 10/15/27	160	181,161
Series D, 5.00%, 06/01/27	535	600,056
Series E, 5.00%, 02/01/27	375	417,180
Series E, 5.00%, 06/01/27 (Call 12/01/26)	290	320,031
District of Columbia RB
5.00%, 12/01/27.	100	112,594
Series A, 5.00%, 03/01/27	460	512,405
Series B, 5.00%, 10/01/27	395	446,070
Series C, 5.00%, 05/01/27	85	95,068
Series C, 5.00%, 10/01/27	410	463,009
District of Columbia Water & Sewer Authority RB Series A, 5.00%, 10/01/27 (Call 10/01/25)	125	134,093
Series B, 5.00%, 10/01/27	160	180,231
Metropolitan Washington Airports Authority Aviation Revenue
RB, 5.00%, 10/01/27	135	151,751
Washington Metropolitan Area Transit Authority RB 5.00%, 07/01/27	80	89,338
5.00%, 07/01/28 (Call 07/01/27)	340	377,478
5.00%, 07/01/30 (Call 07/01/27)	110	121,078
Series A, 5.00%, 07/15/27	360	402,384
Security	Par (000)	Value

District of Columbia (continued)
Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	$120	$132,314
		5,015,587
Florida — 2.3%
Broward County FL Water & Sewer Utility Revenue RB, 5.00%, 10/01/27 (Call 10/01/25)	180	192,418
City of Miami Beach FL Stormwater Revenue RB, 5.00%, 09/01/27	115	128,650
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	160	174,877
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	100	111,672
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/27.	180	201,910
Series B, 5.00%, 10/01/27	280	314,082
Florida Department of Environmental Protection RB Series A, 5.00%, 07/01/27	185	206,429
Series A, 5.00%, 07/01/27 (Call 07/01/26)	175	190,938
Florida Department of Management Services RB, Series A, 3.00%, 09/01/31 (Call 09/01/27).	100	101,514
Hillsborough County Aviation Authority RB, 5.00%, 10/01/27	200	224,816
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	33,169
Orlando Utilities Commission RB, 5.00%, 10/01/27	350	393,593
Palm Beach County School District, 5.00%, 08/01/27	200	222,779
Palm Beach County School District COP 5.00%, 08/01/27	105	116,959
Series A, 5.00%, 08/01/27	195	217,210
Series B, 5.00%, 08/01/27	115	128,098
School Board of Miami-Dade County (The), 5.00%, 05/01/27 (Call 05/01/25) (AGM)	175	184,712
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	80	88,464
School District of Broward County/FL GO, 5.00%, 07/01/27	135	150,216
State of Florida, 5.00%, 07/01/27	215	241,540
State of Florida Department of Transportation RB, 5.00%, 07/01/27	295	329,960
State of Florida Department of Transportation Turnpike System RB Series A, 5.00%, 07/01/27	275	307,591
Series A, 5.00%, 07/01/29 (Call 07/01/27)	215	240,687
State of Florida GO 5.00%, 06/01/27	55	61,640
5.00%, 07/01/27.	35	39,321
5.00%, 07/01/27 (Call 07/01/26)	55	60,199
5.00%, 07/01/28 (CALL 07/01/27)	255	286,524
Series A, 5.00%, 07/01/27	60	67,407
Series B, 5.00%, 06/01/30 (Call 06/01/27)	125	139,702
Series C, 5.00%, 06/01/27	180	201,729
Series D, 5.00%, 06/01/27	130	145,693
State of Florida Lottery Revenue RB 5.00%, 07/01/27 (CALL 07/01/26)	198	215,896
Series A, 5.00%, 07/01/27	173	193,270
		5,913,665
Georgia — 2.2%
City of Atlanta GA, 5.00%, 12/01/27	60	67,880
City of Atlanta GA Department of Aviation RB 5.00%, 07/01/27	100	111,762
Series A, 5.00%, 07/01/27	195	217,935
City of Atlanta GA Water & Wastewater Revenue RB Series A, 5.00%, 11/01/31 (Call 11/01/27)	125	140,330
Series B, 5.00%, 11/01/29 (Call 11/01/27)	120	135,037
Series C, 5.00%, 11/01/28 (Call 11/01/27)	225	253,376

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
County of Columbia GA GO, 5.00%, 01/01/27	$40	$44,358
Georgia Ports Authority RB, 5.00%, 07/01/27	765	856,688
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/27	375	418,291
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/27	605	680,514
Metropolitan Atlanta Rapid Transit Authority RB 5.00%, 07/01/27 (Call 07/01/26)	180	196,924
Series A, 5.25%, 07/01/27 (NPFGC)	100	113,033
Series D, 4.00%, 07/01/27	285	306,593
State of Georgia GO
5.00%, 02/01/28 (Call 02/01/27)	275	305,619
5.00%, 07/01/28 (Call 01/01/27)	720	798,465
5.00%, 02/01/29 (Call 02/01/27)	175	194,434
Series A, 5.00%, 02/01/27 (Call 02/01/26)	80	86,719
Series A, 5.00%, 08/01/27	185	208,006
Series C, 5.00%, 07/01/29 (Call 07/01/27)	225	252,387
Series E, 5.00%, 12/01/27 (Call 12/01/26)	175	193,686
Series F, 5.00%, 07/01/27 (Call 01/01/27)	95	105,338
		5,687,375
Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB 5.00%, 07/01/27 (CALL 07/01/26)	340	370,731
Series A, 5.00%, 07/01/27 (Call 07/01/25)	285	303,555
City & County of Honolulu HI GO
5.00%, 07/01/27	355	397,548
5.00%, 09/01/27	175	196,745
5.00%, 10/01/27	125	140,806
Series B, 5.00%, 10/01/27 (Call 10/01/25)	150	160,389
Series C, 4.00%, 08/01/27	245	264,456
Series D, 5.00%, 09/01/31 (Call 09/01/27)	230	257,619
County of Hawaii HI GO, 5.00%, 09/01/27 (Call 03/01/26)	100	108,354
County of Maui HI, 5.00%, 03/01/27	135	149,709
State of Hawaii GO
5.00%, 04/01/27 (Call 04/01/26)	110	119,398
5.00%, 10/01/27	205	230,436
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	445	488,941
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	120	131,849
Series FK, 5.00%, 05/01/28 (Call 05/01/27)	200	222,655
Series FN, 5.00%, 10/01/30 (Call 10/01/27)	460	515,774
		4,058,965
Idaho — 0.2%
Idaho Housing & Finance Association RB, Series A, 5.00%, 07/15/27	435	483,091
Illinois — 3.4%
Chicago O’Hare International Airport RB
Series A, 5.00%, 01/01/28 (Call 01/01/27)	125	137,446
Series B, 5.00%, 01/01/27 (Call 01/01/25)	225	236,108
Chicago Transit Authority Capital Grant Receipts Revenue RB,5.00%, 06/01/27	100	108,610
Illinois Finance Authority RB
5.00%, 01/01/27	140	154,588
5.00%, 07/01/27	460	513,898
5.00%, 07/01/29 (Call 01/01/27)	845	931,982
Illinois State Toll Highway Authority RB 5.00%, 01/01/27	200	220,998
Series A, 5.00%, 01/01/27	230	254,148
Series B, 5.00%, 01/01/27	590	651,944
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	136,078
Lake County School District No. 112 North Shore GO, 5.00%, 06/01/27	110	121,500
Security	Par (000)	Value

Illinois (continued)
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/01/27 (CALL 12/01/26)	$175	$191,905
Sales Tax Securitization Corp. RB, 5.00%, 01/01/27	140	152,065
State of Illinois GO
5.00%, 02/01/27	195	208,555
5.00%, 03/01/27	215	230,151
5.00%, 06/01/27 (Call 06/01/26)	100	105,724
5.00%, 10/01/27	460	495,342
Series A, 5.00%, 03/01/27	345	369,312
Series A, 5.00%, 12/01/27	400	431,396
Series B, 5.00%, 03/01/27	255	273,035
Series B, 5.00%, 09/01/27	160	172,158
Series D, 5.00%, 11/01/27	1,210	1,303,974
Series D, 5.00%, 11/01/28 (Call 11/01/27)	1,000	1,072,583
State of Illinois Sales Tax Revenue RB, Series C, 5.00%, 06/15/27	200	212,683
		8,686,183
Indiana — 0.9%
Indiana Finance Authority, 5.00%, 02/01/27	125	138,604
Indiana Finance Authority RB
5.00%, 02/01/27	365	404,426
5.00%, 10/01/27	400	448,104
Series C, 5.00%, 06/01/27 (Call 12/01/26)	510	563,208
Indiana University RB
4.00%, 08/01/27	100	107,186
5.00%, 08/01/29 (CALL 08/01/27)	165	184,683
Indianapolis Local Public Improvement Bond Bank RB,
Series A, 5.00%, 01/15/29 (Call 01/15/27)	375	413,204
		2,259,415
Iowa — 0.2%
City of Des Moines IA GO, 5.00%, 06/01/27	135	150,644
Iowa Finance Authority, 5.00%, 08/01/27 (Call 08/01/25)	115	122,655
Iowa Finance Authority RB, 5.00%, 08/01/30 (Call 08/01/27)	125	139,786
		413,085
Kansas — 0.6%
County of Johnson KS GO, 5.00%, 09/01/27	180	202,116
State of Kansas Department of Transportation, 5.00%, 09/01/30 (Call 09/01/27)	150	167,911
State of Kansas Department of Transportation RB 5.00%, 09/01/27 (Call 09/01/25)	640	683,644
Series A, 5.00%, 09/01/28 (Call 09/01/27)	445	498,660
		1,552,331
Kentucky — 0.1%

Louisville/Jefferson County Metropolitan Government GO,Series A, 5.00%, 04/01/27	150	166,983

Louisiana — 0.9%
State of Louisiana, 5.00%, 10/01/29 (Call 10/01/27)	190	213,607
State of Louisiana Gasoline & Fuels Tax Revenue RB,Series B, 5.00%, 05/01/27	200	222,827
State of Louisiana GO 5.00%, 03/01/27	200	221,957
5.00%, 09/01/27 (Call 09/01/26)	240	263,430
5.00%, 04/01/28 (Call 04/01/27)	145	161,288
Series A, 5.00%, 03/01/27	225	249,701
Series B, 5.00%, 08/01/27 (Call 08/01/26)	320	350,756
Series B, 5.00%, 10/01/27	95	106,922
State of Louisiana RB, 5.00%, 09/01/27	585	655,519
		2,446,007

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine — 0.6%
Maine Municipal Bond Bank RB
5.00%, 11/01/27	$465	$522,580
5.00%, 11/01/27 (Call 11/01/26)	295	323,887
State of Maine GO, 5.00%, 06/01/27	610	683,101
		1,529,568
Maryland — 4.6%
City of Baltimore MD GO, Series A, 5.00%, 10/15/27	120	135,354
City of Baltimore MD RB, Series B, 5.00%, 07/01/31
(Call 01/01/27)	100	109,958
County of Anne Arundel MD, 5.00%, 04/01/27	250	278,940
County of Anne Arundel MD GOL
5.00%, 04/01/27	200	223,152
5.00%, 10/01/27	235	265,383
5.00%, 10/01/28 (Call 10/01/27)	100	112,878
5.00%, 10/01/29 (Call 10/01/27)	255	287,649
County of Baltimore MD GO
5.00%, 02/01/27 (Call 02/01/26)	165	178,907
5.00%, 03/01/27	220	244,972
5.00%, 08/01/27	215	241,836
County of Charles MD GO, 5.00%, 10/01/27	100	112,929
County of Howard MD, 5.00%, 02/15/27	650	723,003
County of Howard MD GO
5.00%, 02/15/30 (Call 02/15/27)	160	177,802
Series B, 5.00%, 02/15/28 (Call 02/15/27)	310	344,832
County of Montgomery MD GO
4.00%, 11/01/27	420	455,363
4.00%, 11/01/28 (CALL 11/01/27)	165	178,874
5.00%, 08/01/27	185	208,091
5.00%, 10/01/28 (Call 10/01/27)	115	129,810
Series A, 5.00%, 11/01/27	195	220,649
Series C, 5.00%, 10/01/27	150	169,394
County of Prince George’s MD GO, 3.00%, 09/15/27	50	51,112
County of Prince George’s MD GOL, Series A, 5.00%, 07/15/27	745	837,086
State of Maryland Department of Transportation RB
4.00%, 09/01/27	85	91,679
5.00%, 09/01/27	120	135,190
5.00%, 10/01/27	450	507,967
5.00%, 10/01/27 (Call 10/01/26)	290	318,570
5.00%, 12/01/27	90	101,996
5.00%, 12/01/27 (Call 12/01/26)	110	121,106
5.00%, 09/01/28 (Call 09/01/27)	345	387,081
5.00%, 10/01/28 (Call 10/01/27)	175	196,708
5.00%, 09/01/30 (Call 09/01/27)	350	392,279
Series A, 5.00%, 10/01/27	280	316,068
State of Maryland GO
5.00%, 08/01/27	615	691,762
Second Series, 5.00%, 08/01/27	270	303,700
Series A, 5.00%, 03/15/27	360	401,241
Series A, 5.00%, 08/01/27	325	365,565
Series A, 5.00%, 03/15/28 (Call 03/15/27)	570	635,291
Series A, 5.00%, 08/01/28 (Call 08/01/27)	150	168,671
Series A, 5.00%, 08/01/29 (CALL 08/01/27)	465	522,591
Washington Suburban Sanitary Commission, 5.00%, 06/01/27 (GTD)	185	207,251
Washington Suburban Sanitary Commission RB
3.00%, 06/01/27 (GTD)	100	102,492
5.00%, 06/15/28 (Call 06/15/27) (GTD)	115	128,927
		11,784,109
Security	Par (000)	Value

Massachusetts — 2.4%
City of Boston MA GO
5.00%, 04/01/27	$525	$585,774
5.00%, 11/01/27	115	130,126
Series A, 5.00%, 05/01/27	90	100,621
Commonwealth of Massachusetts Federal Highway Grant
Anticipation Note Revenue RB, Series A, 5.00%, 06/15/27
(Call 06/15/26)	115	125,634
Commonwealth of Massachusetts GOL
5.00%, 01/01/27	185	205,084
5.00%, 09/01/27	535	602,723
Series B, 5.00%, 07/01/27	180	201,977
Series C, 5.00%, 05/01/27	355	396,742
Series D, 5.00%, 07/01/27	390	437,617
Series E, 5.00%, 11/01/27	285	322,350
Series G, 5.00%, 09/01/27	285	321,077
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/30 (Call 12/01/27)	100	112,416
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/27	555	621,519
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	110	122,958
Massachusetts Clean Water Trust (The) RB
5.00%, 02/01/27	720	800,108
5.25%, 08/01/27	20	22,719
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/27 (Call 08/15/25)	245	262,218
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue, 5.00%, 01/01/27	200	219,343
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, 5.00%, 01/01/27	305	337,506
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27).	135	151,412
University of Massachusetts Building Authority RB, 5.00%, 11/01/27	60	67,689
		6,147,613
Michigan — 1.4%
Michigan Finance Authority RB, 5.00%, 12/01/28
(Call 06/01/27)	275	303,657
Michigan State Building Authority, 5.00%, 04/15/27
(Call 10/15/25)	210	225,100
Michigan State Building Authority RB, 5.00%, 10/15/27	645	723,225
State of Michigan, 5.00%, 05/01/27	175	195,125
State of Michigan RB, 5.00%, 03/15/27	1,010	1,121,063
State of Michigan Trunk Line Revenue RB, Series B, 5.00%, 11/15/27	440	498,767
University of Michigan RB, Series A, 5.00%, 04/01/29
(Call 04/01/27)	195	216,335
Wayne County Airport Authority RB, 5.00%, 12/01/27
(Call 12/01/25)	200	214,514
		3,497,786
Minnesota — 1.7%
City of Minneapolis MN GO, 5.00%, 12/01/27	75	84,997
County of Hennepin MN GO
5.00%, 12/01/27	330	373,986
5.00%, 12/01/29 (Call 12/01/27)	120	135,867
Metropolitan Council GO
4.00%, 03/01/27 (Call 03/01/26)	200	211,009
5.00%, 12/01/27	160	181,327
Minneapolis-St Paul Metropolitan Airports Commission RB,
5.00%, 01/01/28 (Call 01/01/27)	100	110,114
Minnesota Public Facilities Authority RB, 5.00%, 03/01/27
(Call 03/01/26)	215	233,095
State of Minnesota, 5.00%, 08/01/27	280	314,820

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
State of Minnesota GO
5.00%, 08/01/27	$445	$500,340
5.00%, 10/01/28 (Call 10/01/27)	185	208,473
Series A, 5.00%, 10/01/28 (Call 10/01/27)	460	518,366
Series A, 5.00%, 10/01/31 (Call 10/01/27)	140	157,424
Series B, 5.00%, 10/01/28 (Call 10/01/27)	100	112,688
Series D, 5.00%, 08/01/27 (Call 08/01/26)	265	290,282
Series D, 5.00%, 10/01/27	160	180,383
University of Minnesota, 5.00%, 12/01/27	170	191,992
University of Minnesota RB
5.00%, 09/01/27	75	84,215
5.00%, 12/01/28 (Call 12/01/27)	180	203,074
Series B, 5.00%, 12/01/29 (Call 12/01/27)	215	242,374
		4,334,826
Mississippi — 0.8%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	400	449,618
Series A, 5.00%, 10/01/32 (PR 10/01/27)	325	366,248
Series A, 5.00%, 10/01/34 (PR 10/01/27)	1,000	1,126,918
Series C, 5.00%, 10/01/27 (PR 10/01/25)	90	96,499
		2,039,283
Missouri — 0.6%
Metropolitan St Louis Sewer District RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	290	323,814
Missouri State Board of Public Buildings GO, 5.00%, 10/01/27	885	997,323
Missouri State Board of Public Buildings RB, 5.00%, 04/01/27 (Call 04/01/26)	100	108,704
Missouri State Environmental Improvement & Energy Resources Authority RB, 5.00%, 01/01/27 (Call 07/01/25)	45	47,864
		1,477,705
Montana — 0.1%
State of Montana, 5.00%, 08/01/27	225	252,981
Nebraska — 0.6%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/27 (Call 03/01/27)	335	371,308
Nebraska Public Power District RB 5.00%, 01/01/27	175	192,200
Series A, 5.00%, 01/01/27 (Call 01/01/26)	145	155,621
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	54,880
Omaha Public Power District RB 5.00%, 02/01/27 (Call 02/01/26)	470	507,796
Series A, 5.00%, 02/01/30 (Call 12/01/27)	165	185,981
University of Nebraska Facilities Corp. RB, 5.00%, 07/15/27	160	179,632
		1,647,418
Nevada — 2.4%
Clark County School District, 5.00%, 06/15/27 (Call 12/15/25)	190	203,845
Clark County School District GOL 5.00%, 06/15/27	125	139,006
5.00%, 06/15/27 (Call 12/15/26)	500	550,733
Series C, 5.00%, 06/15/27 (Call 12/15/25)	315	338,045
County of Clark NV, 5.00%, 07/01/27	150	166,974
County of Clark NV GOL
4.00%, 11/01/31 (Call 11/01/27)	160	170,822
5.00%, 06/01/27	25	27,886
5.00%, 07/01/27 (Call 07/01/25)	500	532,066
5.00%, 11/01/27	240	270,295
5.00%, 12/01/27	70	78,987
Series B, 5.00%, 11/01/27 (Call 11/01/26)	75	82,543
Security	Par (000)	Value

Nevada (continued)
County of Clark NV Passenger Facility Charge RB, Series C,5.00%, 07/01/27	$305	$340,873
County of Clark NV RB 5.00%, 07/01/27	565	630,183
5.00%, 07/01/30 (Call 07/01/27)	85	94,581
County of Washoe NV Gas Tax Revenue RB, 5.00%, 02/01/27	215	236,664
County of Washoe NV RB, 5.00%, 02/01/27	35	38,526
Las Vegas Valley Water District GO, 5.00%, 06/01/27	140	156,223
Las Vegas Valley Water District GOL 5.00%, 02/01/29 (Call 02/01/27)	85	94,010
Series A, 5.00%, 06/01/27 (Call 06/01/25)	335	355,754
State of Nevada GOL 5.00%, 08/01/27	175	196,283
Series D, 5.00%, 04/01/27 (Call 04/01/25)	375	397,095
State of Nevada Highway Improvement Revenue RB 5.00%, 12/01/27	100	112,594
5.00%, 12/01/27 (Call 06/01/26)	490	533,052
Washoe County School District/NV GOL 5.00%, 04/01/27	125	138,364
5.00%, 10/01/27	150	167,905
		6,053,309
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank RB 4.00%, 08/15/27 (Call 08/15/26)	200	211,799
5.00%, 08/15/27 (ST INTERCEPT)	80	89,847
State of New Hampshire GO 5.00%, 03/01/27 (Call 03/01/25).	35	36,897
5.00%, 12/01/27	255	288,488
Series B, 4.00%, 12/01/30 (Call 12/01/27)	120	129,626
Series D, 5.00%, 12/01/27	215	243,235
		999,892
New Jersey — 2.2%
County of Essex NJ GO, 4.00%, 08/15/27 (SCH BD RES FD)	115	124,210
New Jersey Economic Development Authority, 5.00%, 11/01/27	95	105,093
New Jersey Economic Development Authority RB 5.00%, 06/15/27	665	730,211
5.25%, 06/15/27 (Call 06/15/25)	200	212,049
Series A, 4.00%, 11/01/27 (SAP)	260	273,469
Series A, 5.00%, 11/01/27	150	165,936
New Jersey Educational Facilities Authority, 5.00%, 07/01/27	270	303,330
New Jersey Educational Facilities Authority RB, 5.00%, 03/01/27	470	523,934
New Jersey Transportation Trust Fund Authority RB, Series B,5.00%, 06/15/27	535	587,464
New Jersey Turnpike Authority RB 5.00%, 01/01/27	340	374,756
5.00%, 01/01/30 (Call 01/01/27)	115	126,657
Series A, 5.00%, 01/01/29 (Call 01/01/27)	210	231,442
Series A, 5.25%, 01/01/27 (AGM)	365	406,581
State of New Jersey GO
5.00%, 06/01/27	10	11,128
5.00%, 06/01/27 (Call 06/01/25)	45	47,782
5.00%, 06/01/28 (Call 06/01/27)	260	289,169
Series A, 5.00%, 06/01/27	1,065	1,185,150
		5,698,361
New Mexico — 0.4%
New Mexico Finance Authority RB 5.00%, 06/01/27	225	250,975
Series A, 5.00%, 06/01/27	35	39,041

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
State of New Mexico GO, 5.00%, 03/01/27	$150	$166,653
State of New Mexico Severance Tax Permanent Fund RB,5.00%, 07/01/27	530	593,285
		1,049,954
New York — 10.9%
City of New York
5.00%, 08/01/27	80	89,802
5.00%, 08/01/27 (Call 08/01/26)	90	98,015
City of New York NY GO
5.00%, 08/01/27	450	505,139
5.00%, 08/01/27 (Call 02/01/27)	360	399,996
5.00%, 11/01/27	440	496,600
Series 1, 5.00%, 08/01/27	180	202,056
Series 1, 5.00%, 08/01/29 (Call 08/01/27)	300	336,471
Series A, 5.00%, 08/01/27	455	510,751
Series A, 5.00%, 08/01/28 (Call 08/01/27)	495	556,613
Series A-1, 5.00%, 08/01/27	200	224,506
Series C, 5.00%, 08/01/27 (Call 02/01/26)	175	188,387
Series C, 5.00%, 08/01/28 (Call 02/01/27)	340	377,808
County of Nassau NY GOL, 5.00%, 07/01/27 (AGM)	400	447,404
Hudson Yards Infrastructure Corp. RB Series A, 5.00%, 02/15/27	320	354,500
Series A, 5.00%, 02/15/29 (Call 02/15/27)	220	242,943
Long Island Power Authority RB, Series A, 5.00%, 09/01/27	300	337,277
Metropolitan Transportation Authority, 5.00%, 11/15/27 (Call 11/15/26)	100	109,323
Metropolitan Transportation Authority RB 5.00%, 11/15/27	125	139,921
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	50	52,676
Series B-2, 5.00%, 11/15/27 (CALL 11/15/26)	180	196,782
Series C-1, 5.00%, 11/15/27	250	269,166
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	72,205
Series C-2, 0.00%, 11/15/27(a)	375	319,797
Series D, 5.00%, 11/15/27 (Call 11/15/26)	305	321,320
New York City Municipal Water Finance Authority RB 5.00%, 06/15/27 (Call 12/15/25)	750	809,205
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	595	641,970
New York City Transitional Finance Authority Building Aid Revenue RB 5.00%, 07/15/28 (Call 07/15/27) (SAW)	300	334,824
5.00%, 07/15/31 (Call 07/15/27) (SAW)	410	456,523
Series B-1, 5.00%, 07/15/27 (SAW)	235	263,728
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	290	323,364
Series S-3, 5.00%, 07/15/27 (SAW)	345	387,175
Series S-4A, 5.00%, 07/15/27 (SAW)	150	168,337
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 11/01/30 (Call 05/01/27)	555	615,696
New York City Transitional Finance Authority Future Tax Secured Revenue RB 4.00%, 05/01/27	65	69,878
5.00%, 11/01/27	300	339,315
5.00%, 11/01/27 (Call 05/01/27)	305	340,022
5.00%, 11/01/29 (Call 11/01/27)	190	213,718
5.00%, 08/01/31 (Call 08/01/27)	145	161,670
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	190	212,869
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	275	307,555
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	125	139,502
Series C, 5.00%, 11/01/27 (Call 05/01/25)	505	534,049
Series C, 5.00%, 11/01/29 (Call 05/01/27)	395	439,184
New York City Water & Sewer System RB 5.00%, 06/15/27 (PR 06/15/25)	125	132,930
Security	Par (000)	Value

New York (continued)
Series AA, 5.00%, 06/15/27	$605	$678,678
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	285	317,033
Series FF, 5.00%, 06/15/27 (PR 06/15/25)	80	85,075
New York Power Authority RB, 5.00%, 11/15/27 (AGM)	500	566,781
New York State Dormitory Authority 5.00%, 03/15/27	155	172,432
5.00%, 03/15/27 (ETM)	85	94,594
5.00%, 07/01/27	185	207,339
New York State Dormitory Authority RB 5.00%, 03/15/27	135	150,576
5.00%, 07/01/27	290	323,979
5.00%, 03/15/28 (Call 03/15/27)	220	243,914
5.00%, 03/15/30 (Call 03/15/27)	390	430,989
Series A, 5.00%, 02/15/27 (PR 08/15/26)	140	154,101
Series A, 5.00%, 03/15/27	720	801,026
Series A, 5.00%, 03/15/27 (PR 09/15/26)	90	99,142
Series A, 5.00%, 07/01/27 (Call 07/01/25)	215	227,903
Series A, 5.00%, 02/15/29 (Call 02/15/27)	595	658,504
Series A, 5.00%, 02/15/30 (Call 02/15/27)	535	591,683
Series B, 5.00%, 02/15/27	165	183,799
Series B, 5.00%, 02/15/27 (PR 02/15/25)	135	142,551
Series B, 5.00%, 03/15/27 (PR 09/15/25)	370	396,185
Series B, 5.00%, 02/15/28 (Call 08/15/27)	125	139,957
Series B, 5.00%, 02/15/31 (Call 08/15/27)	250	279,432
Series D, 5.00%, 02/15/27 (PR 08/15/26)	340	373,756
Series E, 5.00%, 03/15/27	450	501,919
New York State Environmental Facilities Corp. RB 5.00%, 06/15/27	260	291,547
5.00%, 06/15/27 (CALL 06/15/26)	130	141,997
5.00%, 10/15/27	150	169,551
5.00%, 06/15/29 (Call 06/15/27)	905	1,010,912
New York State Thruway Authority RB, 5.00%, 01/01/27	155	171,335
New York State Urban Development Corp. RB 5.00%, 03/15/27	190	211,528
Series A, 5.00%, 03/15/27 (PR 03/15/26)	625	677,648
Series A, 5.00%, 03/15/28 (Call 03/15/27)	710	787,472
Series A, 5.00%, 03/15/29 (Call 03/15/27)	315	348,864
Series C, 5.00%, 03/15/31 (Call 09/15/27)	150	167,534
Port Authority of New York & New Jersey RB 4.00%, 12/01/27	85	92,118
5.00%, 11/15/31 (Call 11/15/27)	260	292,374
State of New York GO, Series A, 5.00%, 03/01/27	55	61,289
Triborough Bridge & Tunnel Authority RB 5.00%, 11/15/27 (Call 08/15/27)	365	409,644
Series B, 5.00%, 11/15/27 (Call 05/15/27)	330	366,801
Series B, 5.00%, 11/15/31 (Call 05/15/27)	220	243,526
Series C-1, 5.00%, 11/15/27	400	450,700
Utility Debt Securitization Authority RB, 5.00%, 06/15/27 (Call 06/15/25)	335	356,055
		27,813,215
North Carolina — 2.6%
City of Charlotte NC GO
5.00%, 06/01/27	120	134,433
Series A, 5.00%, 06/01/27	425	476,118
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 07/01/27	120	134,705
5.00%, 07/01/27 (Call 07/01/25)	795	849,373
County of Forsyth NC RB, 5.00%, 04/01/27	120	133,587
County of Guilford NC, 5.00%, 03/01/27	100	111,351

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
County of Guilford NC GO
Series B, 5.00%, 05/01/27	$175	$195,653
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	111,833
County of Mecklenburg NC GO 5.00%, 03/01/27	220	244,972
Series A, 5.00%, 04/01/27	45	50,209
Series A, 5.00%, 04/01/28 (Call 04/01/27)	340	379,485
County of Union NC Enterprise System Revenue RB, 5.00%, 06/01/27	200	223,528
County of Wake NC, 5.00%, 08/01/27	695	779,842
County of Wake NC GO, 5.00%, 04/01/27	175	195,258
County of Wake NC RB
5.00%, 03/01/27	160	177,764
5.00%, 09/01/27	40	44,970
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/27	110	121,971
North Carolina Municipal Power Agency No. 1 RB, Series A,5.00%, 01/01/27 (Call 01/01/26)	120	128,917
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	125	136,681
Series B, 5.00%, 06/01/27	195	218,454
State of North Carolina RB
5.00%, 03/01/27	360	399,968
5.00%, 05/01/30 (Call 05/01/27)	270	300,712
Series B, 5.00%, 05/01/27	515	575,111
Series B, 5.00%, 05/01/28 (Call 05/01/27)	380	424,473
Town of Cary NC GO, 5.00%, 09/01/27	125	140,881
		6,690,249
Ohio — 3.1%
City of Columbus OH GO
4.00%, 04/01/31 (Call 10/01/27)	115	122,716
5.00%, 04/01/27	125	139,364
5.00%, 07/01/27 (Call 07/01/26)	565	617,041
5.00%, 04/01/28 (Call 10/01/27)	310	348,465
Series 3, 5.00%, 02/15/27	260	288,988
Series A, 5.00%, 04/01/27	60	66,895
City of Columbus OH GOL
Series 4, 5.00%, 02/15/27	85	94,477
Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	133,035
County of Hamilton OH Sales Tax Revenue RB, 5.00%, 12/01/27	295	332,152
Ohio State University (The) RB, Series A, 5.00%, 12/01/27	440	496,704
Ohio Turnpike & Infrastructure Commissio’n RB 5.00%, 02/15/27	80	88,690
Series A, 5.00%, 02/15/30 (Call 02/15/27)	200	221,562
Ohio Water Development Authority 5.00%, 06/01/27	135	151,000
5.00%, 12/01/27 (Call 12/01/26)	325	358,529
Ohio Water Development Authority RB 5.00%, 12/01/27 (Call 12/01/26)	50	55,158
Series A, 5.00%, 12/01/27	320	362,181
Ohio Water Development Authority Water Pollution Control Loan Fund RB 5.00%, 12/01/27 (Call 06/01/27)	130	145,065
5.00%, 12/01/30 (Call 06/01/27)	255	284,326
Series A, 5.00%, 06/01/29 (Call 06/01/27)	245	273,284
Series A, 5.00%, 12/01/29 (Call 06/01/27)	420	468,302
Series B, 5.00%, 06/01/27 (Call 12/01/25)	235	253,071
Series B, 5.00%, 12/01/27	170	192,409
State of Ohio GO
5.00%, 03/01/27	135	150,156
Security	Par (000)	Value

Ohio (continued)
5.00%, 03/15/27	$190	$211,528
5.00%, 06/15/27	300	336,001
5.00%, 09/01/27	170	191,361
Series C, 5.00%, 08/01/27	145	162,899
Series T, 5.00%, 05/01/30 (Call 05/01/27)	285	317,039
Series U, 5.00%, 05/01/27	295	329,433
State of Ohio RB
5.00%, 02/01/27 (Call 02/01/26)	320	344,768
5.00%, 12/01/27 (Call 12/01/26)	245	269,328
Series B, 5.00%, 10/01/27	35	39,277
		7,845,204
Oklahoma — 0.3%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	430	471,869
Oklahoma Turnpike Authority RB Series E, 4.00%, 01/01/31 (Call 01/01/27)	110	115,564
Series E, 5.00%, 01/01/27	120	131,983
University of Oklahoma (The) RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	100	108,626
		828,042
Oregon — 1.9%
City of Portland OR GOL, 5.00%, 06/01/27	625	698,524
City of Portland OR Sewer System Revenue RB
5.00%, 06/01/27 (Call 06/01/25)	165	175,339
5.00%, 06/15/27 (CALL 06/15/26)	100	108,888
Series A, 5.00%, 05/01/27 (Call 05/01/26)	475	516,636
County of Multnomah OR GO, Series A, 5.00%, 06/15/27	315	353,081
County of Multnomah OR GOL, 5.00%, 06/01/29 (Call 06/01/27)	245	273,284
Hillsboro School District No.1J GO, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	175	195,303
Oregon State Lottery RB, Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	130	137,320
Portland Community College District GO, 5.00%, 06/15/27 (Call 06/15/26)	330	360,003
State of Oregon, 5.00%, 11/01/27	60	67,718
State of Oregon Department of Transportation RB Series A, 5.00%, 11/15/27 (Call 05/15/27)	350	389,849
Series B, 5.00%, 11/15/29 (Call 05/15/27)	225	249,353
State of Oregon GO
5.00%, 05/01/27	370	412,708
5.00%, 05/01/27 (Call 05/01/26)	200	217,465
5.00%, 06/01/27	120	134,117
5.00%, 08/01/27 (Call 08/01/25)	250	266,955
Series I, 5.00%, 08/01/28 (Call 08/01/27)	245	274,461
Series L, 5.00%, 08/01/30 (Call 08/01/27)	90	100,495
		4,931,499
Pennsylvania — 2.4%
Allegheny County Higher Education Building Authority RB,5.00%, 08/01/27	75	83,916
City of Philadelphia PA GO
Series A, 5.00%, 08/01/27 (Call 08/01/25)	250	265,701
Series B, 5.00%, 08/01/27 (Call 08/01/25)	160	170,048
Commonwealth of Pennsylvania GO
5.00%, 07/15/27	655	731,820
5.00%, 10/01/27	200	224,533
5.00%, 01/15/28 (Call 01/15/27)	550	607,486
First Series, 5.00%, 01/01/27	365	402,744
First Series, 5.00%, 02/01/27 (Call 02/01/26)	175	189,179
First Series, 5.00%, 09/15/27 (Call 09/15/26)	345	378,661

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 01/01/28 (Call 01/01/27)	$860	$949,017
Second Series, 5.00%, 01/15/27	100	110,443
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	255	279,880
County of Northampton PA GO, 4.00%, 10/01/27 (Call 04/01/26)	150	158,599
Lower Merion School District GOL, 5.00%, 11/15/27 (SAW)	290	327,461
Pennsylvania State University (The), 4.00%, 09/01/27 (Call 09/01/26)	285	300,678
Pennsylvania State University (The) RB, 5.25%, 08/15/27	125	141,326
Pennsylvania Turnpike Commission RB 5.00%, 06/01/27	130	143,479
5.00%, 06/01/27 (CALL 12/01/25)	50	53,450
Series A2, 5.00%, 12/01/27	140	157,631
Series A2, 5.00%, 12/01/29 (CALL 12/01/27)	295	331,408
Series A2, 5.00%, 12/01/30 (Call 12/01/27)	125	140,142
		6,147,602
Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	370	401,505
Rhode Island Health & Educational Building Corp. RB,Series A, 5.00%, 09/01/29 (Call 09/01/27)	375	422,579
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	50	56,379
State of Rhode Island GO
5.00%, 08/01/27	110	123,077
Series B, 5.00%, 08/01/28 (Call 08/01/27)	150	167,850
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	27,960
		1,199,350
South Carolina — 0.5%
City of Charleston SC Waterworks & Sewer System
Revenue RB
5.00%, 01/01/27	125	138,570
5.00%, 01/01/30 (Call 01/01/27)	100	110,610
City of Columbia SC Waterworks & Sewer System Revenue RB, 5.00%, 02/01/27	115	127,515
County of Charleston SC, 4.00%, 11/01/28 (Call 11/01/27) (SAW)	200	216,723
State of South Carolina GO
5.00%, 04/01/30 (Call 10/01/27) (SAW)	440	497,019
Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	80	86,284
		1,176,721
Tennessee — 2.6%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/27	140	155,066
City of Franklin TN GO, 5.00%, 06/01/27	235	263,162
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/28 (Call 12/01/27)	145	163,588
City of Memphis TN GO, 5.00%, 05/01/27	480	535,405
County of Blount TN GO, Series B, 5.00%, 06/01/27
(Call 06/01/26)	100	109,142
County of Hamilton TN GO, Series A, 5.00%, 04/01/27	220	245,467
County of Montgomery TN GO, 5.00%, 04/01/27	175	194,077
County of Rutherford, 5.00%, 04/01/27	210	234,132
County of Shelby TN GO
5.00%, 04/01/27	210	233,777
5.00%, 04/01/29 (Call 04/01/27)	310	344,832
Series A, 5.00%, 04/01/27	140	155,851
County of Williamson TN GO, 5.00%, 05/01/27	500	559,008
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB, Series A, 5.00%, 05/15/27	150	167,143
Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN GO 4.00%, 07/01/27	$315	$338,179
5.00%, 01/01/27 (Call 07/01/26)	410	448,314
5.00%, 07/01/27	145	162,379
Metropolitan Government of Nashville & Davidson County TN 5.00%, 07/01/30 (Call 07/01/27)	245	273,250
Series B, 5.00%, 07/01/30 (Call 07/01/27)	195	217,485
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, 5.00%, 07/01/31 (Call 07/01/27)	180	200,661
State of Tennessee GO
Series A, 5.00%, 11/01/27	105	118,811
Series B, 5.00%, 08/01/27 (Call 08/01/26)	265	290,985
Tennessee State School Bond Authority RB 5.00%, 11/01/30 (Call 11/01/27) (ST INTERCEPT)	125	140,375
Series A, 5.00%, 11/01/31 (Call 11/01/27) (NPFGC)	315	352,878
Series B, 5.00%, 11/01/27 (ST INTERCEPT)	445	502,243
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT)	220	247,745
		6,653,955
Texas — 8.0%
Alamo Community College District GOL, 5.00%, 08/15/30 (Call 08/15/27)	175	195,547
Aldine Independent School District GO, 5.00%, 02/15/31 (Call 02/15/27) (PSF)	155	171,074
Arlington Independent School District/TX, 5.00%, 02/15/27 (PSF)	125	138,630
Austin Community College District RB, 5.00%, 02/01/27 (Call 02/01/26)	55	59,369
Austin Independent School District, 5.00%, 08/01/27 (PSF)	230	257,344
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	565	632,170
Board of Regents of the University of Texas System RB 5.00%, 08/15/27 (Call 08/15/26).	120	131,960
Series E, 5.00%, 08/15/27	325	364,333
City of Austin TX, 5.00%, 09/01/27	195	219,140
City of Austin TX GOL 5.00%, 09/01/27	75	84,284
5.00%, 09/01/28 (Call 09/01/27)	110	123,519
City of Austin TX Water & Wastewater System Revenue RB,5.00%, 11/15/27	200	225,253
City of Dallas TX Waterworks & Sewer System Revenue RB,Series A, 5.00%, 10/01/27 (Call 10/01/26)	155	169,560
City of Fort Worth Water & Sewer System Revenue, 5.00%, 02/15/27	160	176,859
City of Houston Combined Utility System Revenue, 0.00%, 12/01/27 (AGM)(a)	215	187,490
City of Houston TX Combined Utility System Revenue RB,Series B, 5.00%, 11/15/27	120	134,399
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	110,636
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	110	121,526
City of San Antonio TX Electric & Gas Systems Revenue RB,5.00%, 02/01/27	75	82,859
City of San Antonio TX GOL 5.00%, 08/01/27	60	67,051
5.00%, 08/01/28 (Call 08/01/27)	150	167,645
Clear Creek Independent School District RB, 5.00%, 02/15/27 (PSF)	115	127,351
College Station Independent School District GO, 5.00%, 08/15/27 (Call 08/15/26)	105	114,976

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Conroe Independent School District GO 5.00%, 02/15/27 (Call 02/15/26) (PSF)	$100	$108,144
5.00%, 02/15/30 (Call 02/15/27) (PSF)	145	160,658
Series A, 5.00%, 02/15/27 (PSF)	470	521,247
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/27 (Call 03/01/26)	305	329,627
Cypress-Fairbanks Independent School District GO 5.00%, 02/15/27	125	138,579
5.00%, 02/15/27 (PSF)	195	216,183
5.00%, 02/15/27 (Call 02/15/26) (PSF)	625	675,901
Dallas Area Rapid Transit RB, 5.00%, 12/01/27	355	400,229
Dallas Fort Worth International Airport RB, Series A, 5.00%, 11/01/27	185	207,819
Dallas Independent School District GO, 5.00%, 02/15/27 (PSF)	100	111,139
Fort Bend Independent School District GO 4.00%, 08/15/31 (Call 08/15/27) (PSF)	135	143,907
5.00%, 08/15/30 (Call 08/15/27) (PSF)	115	127,925
Garland Independent School District GO, 5.00%, 02/15/27 (Call 02/15/25) (PSF)	160	168,410
Harris County Flood Control District RB, 5.00%, 10/01/27 (Call 10/01/25)	350	374,709
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/27	415	465,511
Katy Independent School District GO, 5.00%, 02/15/27 (PSF)	105	116,621
Leander Independent School District GO, 0.00%, 08/15/27 (Call 08/15/25)(a)	150	129,159

Lewisville Independent School District, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	200	218,788
Lewisville Independent School District GO, Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	285	296,447
Mesquite Independent School District GO, 5.00%, 08/15/29 (Call 08/15/27) (PSF)	215	240,356
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	235	262,431
North Texas Municipal Water District, 5.00%, 06/01/27	100	111,720
North Texas Municipal Water District RB, 5.00%, 06/01/27 (Call 06/01/26)	150	163,633
North Texas Municipal Water District Upper East Fork
Wastewater Interceptor System Contract Revenue Refunding Bonds RB, 5.00%, 06/01/27	70	78,204
North Texas Municipal Water District Water System Revenue RB 5.00%, 09/01/27	405	455,136
5.00%, 09/01/27 (Call 09/01/25)	120	128,433
North Texas Tollway Authority RB Series A, 5.00%, 01/01/27 (Call 01/01/26)	310	332,583
Series B, 5.00%, 01/01/27 (Call 01/01/26)	195	208,637
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (PSF)	100	111,850
Northside Independent School District RB, 5.00%, 08/15/27 (PSF)	225	251,663
Northwest Independent School District GO, 5.00%, 02/15/28 (Call 08/15/27) (PSF)	145	162,550
Permanent University Fund - Texas A&M University System RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	25	26,573
Permanent University Fund - University of Texas System RB 5.00%, 07/01/27	250	279,851
5.00%, 07/01/27 (CALL 07/01/26)	130	142,423
Permanent University Fund-Texas A&M University System,5.00%, 07/01/27 (Call 07/01/25)	55	58,581
Plano Independent School District RB, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	160	173,276
Security	Par (000)	Value

Texas (continued)
Prosper Independent School District GO, 5.00%, 02/15/27 (PSF)	$105	$116,277
Round Rock Independent School District GO, Series A, 5.00%, 08/01/27 (PSF)	1,035	1,158,988
San Antonio Independent School District/TX GO, 5.00%, 08/15/27 (PSF)	60	67,303
San Antonio Water System, 5.00%, 05/15/27 (Call 11/15/26)	255	281,077
San Antonio Water System RB 5.00%, 05/15/27	50	55,606
Series A, 5.00%, 05/15/27	170	189,061
Series A, 5.00%, 05/15/30 (Call 05/15/27)	255	283,153
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	70	78,123
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	155	169,200
State of Texas GO
5.00%, 10/01/27	230	257,996
5.00%, 10/01/30 (Call 10/01/27)	100	111,956
Series A, 5.00%, 04/01/27 (Call 04/01/26)	60	65,107
Series A, 5.00%, 10/01/30 (Call 10/01/27)	135	151,140
Series B, 5.00%, 10/01/29 (Call 10/01/27)	265	296,801
Series B, 5.00%, 10/01/30 (Call 10/01/27)	445	498,204
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	105,753
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	150	157,337
Series C, 5.00%, 05/15/28 (Call 05/15/27)	255	284,436
Series E, 4.00%, 05/15/27 (Call 05/15/26)	130	136,233
Texas Public Finance Authority RB, 5.00%, 02/01/27	200	221,199
Texas State University System RB 5.00%, 03/15/27	625	692,166
Series A, 5.00%, 03/15/27 (Call 03/15/25)	260	273,104
Series A, 5.00%, 03/15/30 (Call 03/15/27)	300	328,315
Texas Tech University System RB, 5.00%, 02/15/27	175	193,582
Texas Transportation Commission State Highway Fund RB,5.00%, 10/01/27 (CALL 10/01/26)	100	110,060
Texas Water Development Board RB 5.00%, 08/01/27	150	167,832
5.00%, 10/15/27 (Call 10/15/25)	125	134,307
5.00%, 04/15/28 (Call 10/15/27)	450	505,902
5.00%, 08/01/30 (Call 08/01/27)	410	457,195
5.00%, 08/01/31 (Call 08/01/27)	85	94,734
Series A, 5.00%, 10/15/27	150	168,620
University of North Texas System RB Series A, 5.00%, 04/15/27	60	66,676
Series A, 5.00%, 04/15/30 (Call 04/15/27)	315	347,408
		20,386,729
Utah — 1.1%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	290	322,494
Canyons School District Local Building Authority RB, 5.00%, 06/15/27	460	514,589
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	250	280,312
City of Salt Lake City Public Utilities Revenue, 5.00%, 02/01/27	105	116,427
Intermountain Power Agency RB, Series A, 5.00%, 07/01/27	130	145,290
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	135	149,092
State of Utah, 5.00%, 07/01/27	250	280,524
State of Utah GO
5.00%, 07/01/28 (Call 07/01/27)	330	368,961
5.00%, 07/01/29 (Call 07/01/27)	140	156,466

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
University of Utah (The) RB
5.00%, 08/01/27 (SAP)	$170	$190,598
Series A, 5.00%, 08/01/27 (Call 08/01/25)	60	63,919
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	250	277,239
		2,865,911
Vermont — 0.0%
State of Vermont GO, Series B, 5.00%, 08/15/27	100	112,448

Virginia — 3.5%
City of Newport News VA GO, Series A, 4.00%, 08/01/31 (Call 08/01/27)	180	193,523
City of Norfolk VA, 5.00%, 09/01/31 (PR 03/01/27)	270	300,088
City of Norfolk VA GO, Series B, 4.00%, 10/01/27 (Call 10/01/26)	90	95,748
City of Richmond VA, 5.00%, 07/15/28 (Call 07/15/27)	125	140,299
City of Richmond VA GO 5.00%, 03/01/27	185	205,616
5.00%, 07/15/27	60	67,199
City of Virginia Beach VA GO, 5.00%, 07/15/27 (SAW)	260	292,137
County of Arlington VA GO, 5.00%, 06/15/27	155	173,807
County of Fairfax VA GO, 4.00%, 10/01/27	375	406,899
County of Henrico VA GO 5.00%, 08/01/27	55	61,790
Series A, 5.00%, 08/01/27 (SAW)	65	73,024
County of Loudoun VA GO 5.00%, 12/01/27	90	101,996
Series A, 5.00%, 12/01/27 (SAW)	570	645,976
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/27	265	295,057
Hampton Roads Sanitation District RB 5.00%, 10/01/28 (Call 10/01/27)	205	230,623
Series A, 5.00%, 10/01/29 (Call 10/01/27)	210	236,092
Virginia College Building Authority, 5.00%, 02/01/27	270	299,492
Virginia College Building Authority RB 5.00%, 02/01/27	505	560,162
5.00%, 09/01/27	50	56,166
Series A, 5.00%, 09/01/27	125	140,416
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	355	390,431
Series A, 5.00%, 09/01/27 (PR 09/01/26) (ST INTERCEPT)	5	5,472
Series C, 5.00%, 02/01/30 (Call 02/01/27)	205	225,945
Virginia Commonwealth Transportation Board RB 5.00%, 03/15/27 (Call 09/15/26)	55	59,706
5.00%, 09/15/27	160	180,270
5.00%, 09/15/27 (Call 09/15/26)	110	119,453
5.00%, 05/15/31 (Call 11/15/27)	165	185,552
Series A, 5.00%, 05/15/27	390	435,928
Series A, 5.00%, 05/15/29 (Call 11/15/27)	320	360,398
Series A, 5.00%, 05/15/30 (Call 11/15/27)	350	393,756
Virginia Public Building Authority RB 4.00%, 08/01/31 (Call 08/01/27)	195	208,959
4.00%, 08/01/31 (PR 08/01/27)	70	75,279
5.00%, 08/01/27 (Call 08/01/26)	180	197,491
5.00%, 08/01/29 (Call 08/01/27)	325	365,698
Series A, 4.00%, 08/01/27	60	64,605
Virginia Public School Authority
5.00%, 08/01/27	340	381,971
5.00%, 10/01/27 (SAW)	110	124,118
Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority RB
4.00%, 02/01/29 (Call 02/01/27)	$370	$393,751
5.00%, 08/01/27 (SAW)	105	117,962
Virginia Resources Authority RB 5.00%, 11/01/27	60	67,776
5.00%, 11/01/27 (Call 11/01/25)	110	118,154
		9,048,785
Washington — 4.7%
Central Puget Sound Regional Transit Authority RB Series S-1, 5.00%, 11/01/27	520	586,891
Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	100	110,095
City of Seattle GO, 5.00%, 06/01/27 (Call 06/01/25)	170	180,532
City of Seattle Municipal Light & Power Revenue, 5.00%, 09/01/27	170	190,729
City of Seattle WA Drainage & Wastewater Revenue RB,5.00%, 04/01/27 (Call 04/01/26)	145	157,389
City of Seattle WA GOL 5.00%, 12/01/27	85	96,121
Series A, 5.00%, 05/01/27	305	340,206
City of Seattle WA Municipal Light & Power Revenue RB Series A, 5.00%, 07/01/27	205	229,111
Series B, 5.00%, 04/01/27 (Call 04/01/26)	340	368,723
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/27 (GTD)	155	175,279
County of King WA GOL
5.00%, 07/01/27 (Call 01/01/25)	270	283,810
5.00%, 12/01/27	120	135,700
Series E, 5.00%, 12/01/27 (Call 12/01/25)	160	172,030
County of King WA Sewer Revenue RB 5.00%, 07/01/27 (Call 01/01/26)	55	59,303
Series B, 5.00%, 07/01/27 (Call 07/01/26)	530	578,451
Energy Northwest RB
Series A, 5.00%, 07/01/27	150	167,978
Series A, 5.00%, 07/01/27 (Call 07/01/26)	125	136,513
Series A, 5.00%, 07/01/28 (Call 07/01/27)	705	788,235
Series A, 5.00%, 07/01/29 (Call 07/01/27)	330	368,666
Series C, 5.00%, 07/01/27	425	475,938
King County School District No. 405 Bellevue GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	255	281,307
King County School District No. 414 Lake Washington GO,4.00%, 12/01/27 (GTD)	490	529,394
Kitsap County School District No. 401 Central Kitsap GO,5.00%, 12/01/27 (GTD)	80	90,388
Pierce County School District No. 402 Franklin Pierce GO,5.00%, 12/01/29 (Call 12/01/27) (GTD)	190	213,836
Port of Seattle WA, 5.00%, 01/01/29 (Call 01/01/27)	200	220,287
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	240	258,143
Spokane County School District No. 356 Central Valley GO,5.00%, 12/01/28 (Call 12/01/27) (GTD)	160	180,072
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	220	248,029
State of Washington, 5.00%, 07/01/27	455	509,533
State of Washington COP, Series B, 5.00%, 07/01/27	160	178,105
State of Washington GO
5.00%, 02/01/27	550	609,855
5.00%, 02/01/27 (Call 02/01/25)	105	110,722
5.00%, 07/01/27 (Call 01/01/25)	315	331,476
5.00%, 08/01/27	160	179,532
5.00%, 08/01/27 (Call 08/01/26)	165	180,508
5.00%, 08/01/30 (Call 08/01/27)	105	117,531
Series A, 5.00%, 08/01/31 (Call 08/01/27)	135	150,804

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series D, 5.00%, 02/01/27	$100	$110,883
Series E, 5.00%, 07/01/27 (Call 01/01/25)	130	136,800
Series R, 5.00%, 08/01/27	370	415,168
Series R, 5.00%, 08/01/27 (Call 08/01/26)	345	377,426
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	445	498,309
University of Washington, 5.00%, 04/01/27	295	327,654
University of Washington RB, Series B, 5.00%, 06/01/27 (Call 06/01/25)	95	100,774
Washington State University RB, 5.00%, 04/01/27 (Call 04/01/25)	70	73,517
		12,031,753
West Virginia — 0.6%
State of West Virginia GO
Series A, 5.00%, 06/01/27	300	335,291
Series A, 5.00%, 12/01/27	155	175,279
West Virginia Commissioner of Highways RB 5.00%, 09/01/27	200	222,909
5.00%, 09/01/29 (Call 09/01/27)	210	233,535
Series A, 5.00%, 09/01/29 (Call 09/01/27)	295	327,655
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	275	291,969
		1,586,638
Wisconsin — 2.5%
Milwaukee Metropolitan Sewerage District GO, Series A,5.00%, 10/01/27 (Call 10/01/26)	150	164,257
State of Wisconsin
4.00%, 05/01/27 (Call 05/01/26)	265	279,936
5.00%, 11/01/30 (Call 05/01/27)	290	322,835
State of Wisconsin GO
4.00%, 05/01/28 (Call 05/01/27)	145	155,012
5.00%, 05/01/27	100	111,758
5.00%, 05/01/27 (Call 05/01/25)	295	312,702
5.00%, 11/01/27 (Call 05/01/27)	150	167,547
5.00%, 11/01/28 (Call 05/01/27)	250	279,004
5.00%, 11/01/29 (Call 05/01/27)	160	178,379
Security	Par/ Shares (000)	Value

Wisconsin (continued)
5.00%, 11/01/31 (Call 05/01/27)	$305	$339,435
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	130	137,059
Series 2, 5.00%, 11/01/27 (Call 05/01/26)	430	468,963
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	40	44,679
Series 3, 5.00%, 11/01/30 (Call 05/01/27)	395	439,723
State of Wisconsin RB
Series A, 5.00%, 05/01/27	460	512,305
Series A, 5.00%, 05/01/29 (PR 05/01/27)	460	512,305
Wisconsin Department of Transportation, 5.00%, 07/01/29
(Call 07/01/27)	265	297,136
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	145	162,184
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	240	269,347
Series 2, 5.00%, 07/01/30 (Call 07/01/27)	690	773,262
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	390	436,857
		6,364,685
Total Long-Term Investments — 98.8%
(Cost: $252,555,755)		252,552,643

Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.39%(b)(c)	191	191,351
Total Short-Term Securities — 0.1%
(Cost: $191,293)		191,351
Total Investments — 98.9%
(Cost: $252,747,048)		252,743,994
Other Assets Less Liabilities — 1.1%		2,902,810
Net Assets — 100.0%		$255,646,804

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$1,191,388	$—	$(1,000,137	)(a)	$42	$58	$191,351	191	$7,951	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$252,552,643	$—	$252,552,643
Short-Term Securities
Money Market Funds	191,351	—	—	191,351
	$191,351	$252,552,643	$—	$252,743,994

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
COP	Certificates of Participation	PSF	Permanent School Fund
ETM	Escrowed to Maturity	RB	Revenue Bond
GO	General Obligation	SAP	Subject to Appropriations
GOL	General Obligation Limited	SAW	State Aid Withholding
GTD	Guaranteed	SCH BD RES FD	School Board Resolution Fund
MO	Moral Obligation	ST	Special Tax
NPFGC	National Public Finance Guarantee Corp.